Guarantees, Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Estimated Undiscounted Potential Future Payments for Guarantees
The following table provides the estimated undiscounted amount of potential future payments for each major group of guarantees at December 31, 2018. These guarantees arise during the ordinary course of business from relationships with customers and nonconsolidated affiliates. Non-performance by the guaranteed party triggers the obligation requiring us to make payments to the beneficiary of the guarantee. Based on our experience these types of guarantees have not had a material effect on our consolidated financial position or on our liquidity. Our expectation is that future payment or performance related to the non-performance of others is considered unlikely.

(in Millions)
Guarantees:
Guarantees of vendor financing - short term (1)	$67.1
Other debt guarantees (2)	4.2
Total	$71.3
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(1)
Represents guarantees to financial institutions on behalf of certain FMC Agricultural Solutions customers for their seasonal borrowing. The short-term amount is recorded on the consolidated balance sheets as “Guarantees of vendor financing.”

(2)
These guarantees represent support provided to third-party banks for credit extended to various FMC Agricultural Solutions customers and nonconsolidated affiliates. The liability for the guarantees is recorded at an amount that approximates fair value (i.e. representing the stand-ready obligation) based on our historical collection experience and a current assessment of credit exposure. We believe the fair value of these guarantees is immaterial. The majority of these guarantees have an expiration date of less than one year.

Schedule of Capital Lease Expense

	Year ended December 31,
(in Millions)	2018	2017	2016
Operating leases rent expense	$40.0	$26.1	$20.0

Schedule of Future Minimum Rental Payments for Operating Leases

	Future Minimum Lease Payments
(in Millions)	2019	2020	2021	2022	2023	Thereafter
Operating Leases	$36.0	$31.1	$20.4	$17.1	$13.3	$107.1
Capital Lease	2.9	2.9	3.1	3.1	3.1	4.3

Schedule of Future Minimum Lease Payments for Capital Leases

	Future Minimum Lease Payments
(in Millions)	2019	2020	2021	2022	2023	Thereafter
Operating Leases	$36.0	$31.1	$20.4	$17.1	$13.3	$107.1
Capital Lease	2.9	2.9	3.1	3.1	3.1	4.3